Debt	6 Months Ended
Jun. 30, 2026
Debt [Abstract]
Debt
7.	Debt

Details of the Company’s credit facilities are discussed in Note 7 of the Company’s annual financial statements for the year ended December 31, 2025 and changes in the six months ended June 30, 2026 are discussed below.

	December 31, 2025	June 30, 2026
Total long term debt:
New Huarong Facility (M/T Eco West Coast and M/T Eco Malibu)	83,625	81,375
ABCFL Facility (Hull No. 25110062)	-	5,763
Total long term debt	83,625	87,138
Less: Deferred finance fees	(1,343)	(1,371)
Total long term debt net of deferred finance fees	82,282	85,767

Presented:
Current portion of long term debt	4,345	4,347
Long term debt	77,937	81,420

Total Debt net of deferred finance fees	82,282	85,767

ABCFL Facility

On March 9, 2026, the Newbuilding MR SPV entered into a lease financing agreement with ABCFL (the “ABCFL Facility”) for the partial pre-delivery financing of the construction cost of the Newbuilding MR Tanker, in the form of a sale and leaseback. Under the ABCFL Facility, ABCFL will advance 85% of each instalment payable under the shipbuilding contract as it falls due during the construction period, with the Company funding the remaining 15%. The total instalments under the shipbuilding contract amount to $45,200, and the aggregate financing under the ABCFL Facility will therefore be $38,420. The ABCFL Facility bears interest at Term SOFR plus a margin of 1.80%. All interest related to the predelivery instalments is payable after delivery of the vessel together with the first quarterly instalment payment and is presented under “Accrued Interest Non-current” in the unaudited interim condensed consolidated balance sheets. Upon delivery of the vessel, the Company expects to make quarterly instalment payments of $506 over a period of 10 years, with a purchase obligation of $18,200 at the end of the 10-year period. Following the first anniversary of the vessel’s delivery, the Company will have the option to repurchase the vessel at purchase prices stipulated in the related bareboat charter agreement, varying according to when the option is exercised. Concurrently, four other companies owned by the Former Parent entered into similar agreements with ABCFL for the financing of sister newbuilding vessels to the Newbuilding MR Tanker (the “Related Newbuilding Contract Owners”). Upon consummation of the Newbuilding MR SPA, the Company provided ABCFL with a corporate guarantee of the obligations of the Newbuilding MR SPV and our Former Parent provided ABCFL with a corporate guarantee of those obligations as well. As of June 30, 2026 an amount of $5,763 is outstanding from the ABCFL Facility representing  85% of the $6,780 1st instalment payment to the yard for the Newbuilding MR Tanker.

The ABCFL Facility contains customary covenants and event of default clauses, including cross-default provisions and restrictive covenants. It contains performance requirements at the guarantor (Rubico Inc. and Top Ships Inc.) level and the shipowning company (Newbuilding MR SPV) level. At the guarantor level, from delivery of the vessel and at all times thereafter, the guarantor is required to maintain minimum liquidity of no less than $440 per tanker vessel and, following the cancellation, expiration or termination of the time charter agreement with Trafigura (or a qualifying replacement charter agreement), the guarantor is required to maintain a ratio of total net debt to the aggregate market value of its fleet of no more than 80%. At the shipowning company level, following the cancellation, expiration or termination of the time charter agreement with Trafigura (or a qualifying replacement charter agreement), the ABCFL Facility is subject to a loan to value requirement whereby the outstanding capital balance must not exceed 85% of the vessel’s market value. Additionally, the ABCFL Facility contains restrictions on the Company incurring further indebtedness or guarantees and paying dividends when in default or if such dividend payment would result in a termination event under the lease financing agreement. The ABCFL Facility has change of control provisions whereby there may not be a change of control of the Company.

The ABCFL Facility is secured mainly by the following:
•	Ownership of the vessel;
•	Cross-default covenants across the Related Newbuilding Contract Owners;
•	A pre-delivery assignment of the shipbuilding contract and refund guarantee;
•	Assignment of insurances and earnings of the vessel financed;
•	Specific assignment of any time charters of the vessel financed with duration of more than 12 months;
•	Corporate guarantee of Rubico Inc. and Top Ships Inc. (see above);
•	Pledge of the shares of the relevant shipowning subsidiary; and
•	Pledge over the earnings account of the vessel financed.

As of June 30, 2026 the applicable average SOFR was 3.66% and the Company was in compliance with all debt covenants with respect to its credit facilities.